Class A Common Stock Subject to Possible Redemption (Details) - Schedule of Common Stock Subject to Possible Redemption - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Schedule of Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds		$ 287,500,000	$ 287,500,000
Less:
Proceeds allocated to Public Warrants		14,662,500	(14,662,500)
Issuance costs allocated to Class A common stock		19,627,833	(19,627,833)
Plus:
Adjust carrying value to initial redemption value		37,165,333	40,083,762
Class A common stock subject to possible redemption		$ 290,375,000	293,293,429
Plus:
Remeasurement of carrying value to initial redemption value	$ 2,649,152		2,918,429
Class A common stock subject to possible redemption	$ 295,942,581		$ 293,293,429